S000042768 [Member] N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DOUBLELINE FUNDS TRUST
Entity Central Index Key	0001480207
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Nov. 01, 2025